UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 85.70%

Agricultural Chemicals - 3.04%
4,250	CF Industries Holdings, Inc.	$ 273,190
2,400	Potash Corp. of Saskatchewan, Inc. (Canada)	74,328
		347,518
Bottled & Canned Soft Drinks - 1.41%
1,200	Monster Beverage Corp. *	160,824

Communication Services, NEC - 1.22%
18,500	RR Media, Ltd. (Israel)	139,120

Computer & Office Equipment - 0.42%
1,600	Hewlett-Packard Co.	48,016

Concrete, Gypsum & Plaster Products - 0.23%
800	Monarch Cement Co.	26,000

Cookies & Crackers - 0.78%
800	J&J Snack Food Corp.	88,536

Crude Petroleum & Natural Gas - 1.99%
11,800	Chesapeake Energy Corp.	131,806
3,600	Marathon Oil Corp.	95,544
		227,350
Drilling Oil & Gas Wells - 0.85%
5,000	Noble Corp.	76,950
19,000	Paragon Offshore Plc.	20,710
		97,660
Engines & Turbines - 1.61%
1,400	Cummins, Inc.	183,666

Fats & Oils - 1.19%
9,900	Omega Protein Corp. *	136,125

Finance Lessors - 0.73%
1,800	CIT Group, Inc.	83,682

Finance Services - 0.20%
300	American Express Co.	23,316

Fire, Marine & Casualty Insurance - 4.54%
1,800	ACE, Ltd. (Switzerland)	183,024
285	Fairfax Financial Holdings, Ltd. (Canada)	140,790
2,200	Safety Insurance Group, Inc.	126,962
700	Travelers Co., Inc.	67,662
		518,438
Hotels & Motels - 0.25%
3,700	Red Lion Hotels Corp. *	28,342

Household Audio & Video Equipment - 1.27%
18,900	Skullcandy, Inc. *	144,963

Industrial Inorganic Chemicals - 0.51%
4,000	Tronox, Ltd.	58,520

Industrial Instruments For Measurement - 0.51%
1,200	Cognex Corp. *	57,720

Investment Advise - 2.69%
1,800	Franklin Resources, Inc.	88,254
3,100	Legg Mason, Inc.	159,743
5,900	Manning & Napier, Inc. Class-A	58,823
		306,820
Leather & Leather Products - 1.04%
10,500	Vera Bradley, Inc. *	118,335

Life Insurance - 0.49%
1,200	Voya Financial, Inc.	55,764

Meat Packing Plants - 1.95%
1,000	Leucadia National Corp.	24,280
55	Seaboard Corp. *	197,945
		222,225
Miscellaneous Manufacturing Industries - 0.81%
3,000	Hillenbrand, Inc.	92,100

Miscellaneous Transportation Equipment - 1.37%
4,700	Arctic Cat, Inc.	156,087

Motor Vehicle Parts & Accessories - 3.08%
800	Delphi Automotive PLC (United Kingdom)	68,072
4,800	Fuel Systems Solutions, Inc. *	35,904
3,600	Strattec Security Corp.	247,320
		351,296
Motor Vehicles & Passenger Car Bodies - 2.79%
2,380	Toyota Motor Corp. ADR	318,325

National Commercial Banks - 3.76%
2,000	Citigroup, Inc.	110,480
3,800	JPMorgan Chase & Co.	257,488
1,100	Wells Fargo & Co.	61,864
		429,832
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.27%
1,400	Invacare Corp.	30,282

Patent Pwners & Lessors - 0.89%
6,000	RPX Corp. *	101,400

Petroleum Refining - 4.54%
2,800	Marathon Petroleum Corp.	146,468
2,050	Phillips 66	165,148
3,300	Valero Energy Corp.	206,580
		518,196
Plastic Products - 0.20%
1,000	Core Molding Technologies, Inc. *	22,840

Primary Production of Aluminum - 0.87%
1,200	Kaiser Aluminum Corp.	99,696

Private Equity Firm - 0.38%
4,300	MVC Capital, Inc.	43,860

Retail-Auto Dealers & Gasoline Stations - 2.49%
1,866	CST Brands, Inc.	72,886
22,000	West Marine, Inc. *	212,080
		284,966
Retail-Drug Stores & Products - 2.30%
31,400	Rite Aid Corp. *	262,190

Retail-Eating Places - 2.81%
4,100	Nathans Famous, Inc.	151,946
26,900	Ruby Tuesday, Inc. *	168,663
		320,609
Retail-Family Clothing Stores - 3.15%
6,400	Abercrombie & Fitch Co.	137,664
12,900	American Eagle Outfitters, Inc.	222,138
		359,802
Retail-Grocery Stores - 2.88%
9,600	Village Super Market, Inc. Class-A	304,224
600	Weis Markets, Inc.	25,290
		329,514
Retail-Home Funiture, Furnishings & Equipment Stores - 1.45%
2,400	Bed Bath & Beyond, Inc. *	165,552

Rolling Drawing & Extruding of Nonferrous Metals - 0.14%
500	RTI International Metals, Inc. *	15,760

Savings Institution, Federally Chartered - 1.64%
7,700	Territorial Bancorp, Inc.	186,802

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.19%
3,100	Garmin Ltd. (Switzerland)	136,183

Security Brokers, Dealers & Flotation Companies - 3.79%
2,200	Gamco Investors, Inc.	151,162
8,700	JMP Group, Inc.	67,860
5,500	Morgan Stanley	213,345
		432,367
Services-Amusement & Recreation Services - 0.51%
63,200	Dover Downs Gaming & Entertainment, Inc. *	58,776

Services-Equipment Rental & Leasing - 4.81%
12,000	AerCap Holdings N.V. (Netherlands) *	549,480

Services-Medical Laboratories - 0.76%
1,200	Quest Diagnostics, Inc.	87,024

Services-Prepackaged Software - 0.19%
500	Microsoft Corp.	22,075

Sporting & Athletic Goods, NEC - 0.76%
9,700	Callaway Golf Co.	86,718

State Commercial Banks - 5.41%
4,100	Bank of NY Mellon Corp.	172,077
7,700	Citizens Financial Group, Inc.	210,287
8,000	Glacier Bancorp, Inc.	235,360
		617,724
Sugar & Confectionery Products - 2.82%
6,200	John B Sanfilipo & Sons, Inc.	321,780

Water Transportation - 1.48%
7,450	Tidewater, Inc.	169,338

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.81%
4,900	Aegion Corp. *	92,806

Wholesale-Computer Peripheral Equipment & Software - 0.47%
1,400	ScanSource, Inc. *	53,284

TOTAL FOR COMMON STOCKS (Cost $6,580,868) - 85.70%		$ 9,789,604

EXCHANGE TRADED FUNDS - 4.15%
720	ETFS Platinum Trust ETF *	75,024
12,933	Global X Uranium ETF	119,242
2,000	iShares MSCI Turkey Index Fund ETF	90,280
3,800	ProShares UltraShort 20+ Year Treasury ETF *	189,202

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $703,831) - 4.15%		$ 473,748

PREFERRED STOCK - 2.11%
800	Red Lion Hotels PFD 9.50%, 2/19/44	20,728
2,175	Southern California Edison Co. PFD 5.349% **	220,219

TOTAL PREFERRED STOCK (Cost $238,079) - 2.11%		$ 240,947

REAL ESTATE INVESTMENT TRUST - 3.33%
9,200	Chatham Lodging Trust	243,524
12,100	Franklin Street Properties Corp.	136,851

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $252,930) - 3.33%		$ 380,375

SHORT TERM INVESTMENTS - 4.74%
541,316	Fidelity Institutional Money Market Portfolio 0.12% ** (Cost $541,316)	541,316

TOTAL INVESTMENTS (Cost $8,317,024) - 100.03%		$ 11,425,990

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.03%		(3,037)

NET ASSETS - 100.00%		$ 11,422,953

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS
At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,317,024 amounted to $3,108,966, which consisted of aggregate gross unrealized appreciation of $3,783,103 and aggregate gross unrealized depreciation of $674,137.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,789,604	$0	$0	$9,789,604
Real Estate Investment Trust	$380,375			$380,375
Exchange Traded Funds	$473,748	$0	$0	$473,748
Preferred Stocks	$240,947			$240,947
Cash Equivalents	$541,316	$0	$0	$541,316
Total	$11,425,990	$0	$0	$11,425,990

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date August 25, 2015